Consolidated Statements of Operations - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Revenue	$ 1,858,940	$ 5,762,099
Revenue – related parties
Cost of revenue	(1,379,554)	(3,799,068)
Cost of revenue – related parties
Gross Profit	479,386	1,963,031
Operating expenses:
General and administrative expenses	(85,077)	(624,431)
Selling expenses	(24,507)	(125,842)
Total operating expenses	(109,584)	(750,273)
Income from operations	369,802	1,212,758
Other expense and income
Other (expense) income	16	(923)
Income before income tax expense	369,818	1,211,835
Provision for income tax expense	(65,599)	(288,985)
Net income	$ 304,219	$ 922,850
Weighted average number of common shares outstanding – basic and diluted	334,177,215	548,507,636
Earnings per common share- basic and diluted	$ 0.001	$ 0.002
Predecessor [Member]
Revenue
Revenue – related parties			2,776,845	2,776,845	4,172,263
Cost of revenue
Cost of revenue – related parties			(2,595,076)	(2,595,076)	(4,078,764)
Gross Profit			181,769	181,769	93,499
Operating expenses:
General and administrative expenses			(33,558)	(33,558)	(31,323)
Selling expenses			(85,746)	(80,775)	(48,215)
Total operating expenses			(119,304)	(114,333)	(79,538)
Income from operations			62,465	67,436	13,961
Other expense and income
Other (expense) income					7,594
Income before income tax expense			62,465	67,436	21,555
Provision for income tax expense			(10,307)	(11,127)	(3,557)
Net income			$ 52,158	$ 56,309	$ 17,998
Weighted average number of common shares outstanding – basic and diluted			51,050	44,365	1
Earnings per common share- basic and diluted			$ 1.022	$ 1.269	$ 17,998